Schedule of condensed balance sheet (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents		$ 640,167	¥ 4,672,772	¥ 4,969,319
Short-term investments		388,035	2,832,382	2,960,821
Prepaid expenses and other assets		176,644	1,289,380	3,384,317
Investment in subsidiaries			193,062	179,966
Total assets		3,234,162	23,607,121	21,293,673
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities		168,766	1,231,870	941,765
Total liabilities		1,103,317	8,053,446	7,422,775
Shareholders’ equity :
Additional paid-in capital		796,712	5,815,437	5,748,734
Treasury stock		(241,878)	(1,765,542)	(1,199,683)
Statutory reserves		116,823	852,723	762,472
Accumulated other comprehensive income		12,689	92,626	80,006
Retained earnings		1,398,588	10,208,717	8,357,153
Total shareholders’equity		2,130,845	15,553,675	13,870,898	¥ 12,444,489	¥ 10,709,610
Total liabilities and shareholders’ equity		3,234,162	23,607,121	21,293,673
Parent Company [Member]
Assets
Cash and cash equivalents		10,419	76,052	67,403
Short-term investments		1,997	14,566
Prepaid expenses and other assets		4,769	34,812	18,290
Amounts due from Group companies		119,218	870,209	1,108,198
Amounts due from related parties		2,291	16,726
Investment in subsidiaries	[1]	2,452,325	17,900,257	15,373,634
Total assets		2,591,019	18,912,622	16,567,525
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities		205	1,493	1,418
Amounts due to Group companies		507,866	3,707,065	2,817,322
Total liabilities		508,071	3,708,558	2,818,740
Shareholders’ equity :
Additional paid-in capital		796,712	5,815,437	5,748,734
Treasury stock		(241,878)	(1,765,542)	(1,199,683)
Statutory reserves		116,823	852,723	762,472
Accumulated other comprehensive income		12,689	92,626	80,006
Retained earnings		1,398,588	10,208,717	8,357,153
Total shareholders’equity		2,082,948	15,204,064	13,748,785
Total liabilities and shareholders’ equity		2,591,019	18,912,622	16,567,525
Common Class A [Member]
Shareholders’ equity :
Ordinary shares		9	64	64
Common Class B [Member]
Shareholders’ equity :
Ordinary shares		$ 5	¥ 39	¥ 39

[1]	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).